Stock-Based Compensation - Narrative (Details) - USD ($) $ in Thousands				12 Months Ended
	Apr. 29, 2024	Jan. 19, 2024	Oct. 19, 2023	Apr. 28, 2024	Apr. 30, 2023	Dec. 29, 2023	Dec. 31, 2008
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period				5 years
Stock based compensation				$ 1,178	$ 295
Unrecognized expense				$ 6,149
Restricted Stock
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Awards outstanding (in shares)				0
Stock options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock based compensation				$ 971	$ 296
Unrecognized expense, period of recognition				2 years 10 days
Restricted Stock Units
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period				1 year
Stock based compensation				$ 207
Instruments granted (in shares)				172,806,000	0
Value issued to non-employees		$ 125
Unrecognized compensation expense				$ 545
Unrecognized expense, period of recognition				8 months 23 days
2008 Equity Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares authorized (in shares)							2,900,000
2023 Stock Option Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares authorized (in shares)			1,500,000
2023 Omnibus Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares authorized (in shares)						12,900,000
Additional shares authorized, percent of shares outstanding	15.00%
Vesting percentage			20.00%
Vesting period			5 years
Expiration period			10 years
Expiration period, employee termination			90 days